Debt Securities Held-to-Maturity - Expected Maturities of Held-to-Maturity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Amortized Cost
One year or less	$ 14,875
More than one year to five years	10,000
More than five years to ten years	9,997
More than ten years	10,000
Held-to-maturity debt securities, allocated and single maturity date, amortized cost	44,872
Mortgage-backed securities and collateralized mortgage obligations	351,361
Amortized Cost	396,233	$ 392,840
Fair Value
One year or less	14,807
More than one year to five years	9,376
More than five years to ten years	9,310
More than ten years	8,058
Held-to-maturity debt securities, allocated and single maturity date, fair value	41,551
Mortgage-backed securities and collateralized mortgage obligations	325,738
Fair Value	$ 367,289	$ 350,153